Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2022
Financial Income Expenses Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 17.B – FINANCIAL INCOME (EXPENSES), NET

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Share based compensation expenses	5,297	-	-
Other Financial expenses	4,078	4,492	750
Total Financial expenses	9,375	4,492	750
Gain due to change in fair value of derivative liability and warrants	11,553	311	240
Other Financial income	5,993	559	55
Total Financial income	17,546	870	344
Financial income (expense), net	8,171	(3,622)	(406)